Goodwill - Schedule of Key Assumptions used in the Estimation of the Recoverable Amount (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Betterware [Member]
Schedule of key Assumptions Used in the Estimation of the Recoverable Amount [Line Items]
Discount rate	11.10%	12.40%	14.70%
Average revenue growth rate	5.50%	4.60%	5.00%
Terminal value growth rate	3.70%	3.70%	3.30%
EBITDA margin (earnings before interest, taxes, depreciation and amortization)	23.40%	22.20%	27.50%
Jafra Mexico [Member]
Schedule of key Assumptions Used in the Estimation of the Recoverable Amount [Line Items]
Discount rate	14.80%	15.10%	16.70%
Average revenue growth rate	6.90%	14.50%	9.00%
Terminal value growth rate	3.00%	3.00%	3.30%
EBITDA margin (earnings before interest, taxes, depreciation and amortization)	20.00%	20.60%	19.00%